ICM SERIES TRUST
                        ICM/ISABELLE SMALL CAP VALUE FUND

                                INVESTMENT SHARES
                              INSTITUTIONAL SHARES

                       Supplement Dated January 1, 2002 to
                          Prospectus Dated May 1, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

In the section captioned "INFORMATION ABOUT YOUR ACCOUNT," under the sub-heading "PURCHASING SHARES," the address for mailing your application and check in the table on page 9 is replaced with the following address:

                           ICM Series Trust
                           Two Portland Square
                           Portland, Maine 04101

In addition, the wire instructions in the table on page 9 are replaced with following instructions:

                           Wire funds to:
                             Bankers Trust Company
                             New York, NY
                             ABA: 021001033
                             For credit to:
                             Forum Shareholder Services, LLC
                             A/C: 01-465-547
                             Re: ICM/Isabelle Small Cap Value Fund
                             Your Name and Account Number

In the section captioned "INFORMATION ABOUT YOUR ACCOUNT," under the sub-heading "SELLING SHARES," the address on page 10 for sending instructions by mail to sell your shares, is replaced with the following address:

                           ICM Series Trust
                           Two Portland Square
                           Portland, Maine 04101

In the section captioned "FOR MORE INFORMATION," on the back cover of the Prospectus, the mailing address for the fund is replaced with the following address:

                           ICM Series Trust
                           Two Portland Square
                           Portland, Maine 04101

(The telephone number for the fund will remain as set forth in the Prospectus.)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE